UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  623 Fifth Avenue, 16th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        May 12, 2008
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          46

Form 13F Information Table Value Total:  $ 193,112 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AMERICREDIT CORP	     CV 2.125% 9/13	03060RAR2 12262   21850000  PRN               SOLE                21850000   0       0
AES CORP		     COM  	  	00130H105 1380    82776     SH                SOLE                82776      0       0
AES CORP		     COM		00130H105 605     100000    SH       PUT      SOLE                0          0  100000
ALLIED WASTE INDUSTRIES      COM  	  	019589308 1803    166800    SH                SOLE                166800     0       0
ALLIED WASTE INDUSTRIES      COM  	  	019589308 550     250000    SH       PUT      SOLE                0    	     0  250000
ALLSTATE CORP		     COM		020002101 1298    27000	    SH		      SOLE		  27000	     0	     0
ALLSTATE CORP		     COM 		020002101 435	  100000    SH	     PUT      SOLE		  0	     0	100000
AMKOR TECHNOLOGY INC   	     COM  		031652100 1149	  107379    SH		      SOLE 		  107379     0       0
AMKOR TECHNOLOGY INC   	     COM  		031652100 1050	  200000    SH	     PUT      SOLE 		  0          0  200000
ANNALY CAPITAL MGT	     COM		035710409 818     53400	    SH		      SOLE		  53400	     0	     0
ANNALY CAPITAL MGT	     COM 		035710409 480	  100000    SH	     PUT      SOLE		  0	     0	100000
ARVINMERITOR INC	     CV 4% 2/27		043353AH4 10552   14500000  PRN		      SOLE		  14500000   0	     0
ABITIBIBOWATER INC	     COM		003687100 392	  30360     SH		      SOLE		  30360      0       0
ABITIBIBOWATER INC	     COM 		053332102 1945	  100000    SH	     PUT      SOLE		  0	     0	100000
BANK OF AMERICA	     	     COM		060505104 3878	  102300    SH		      SOLE		  102300     0       0
BANK OF AMERICA	     	     COM 		060505104 1415	  200000    SH	     PUT      SOLE		  0	     0	200000
CHARTER COMM INC             CV 6.5% 10/27	16117MAF4 5428	  12038000  PRN	 	      SOLE		  12038000   0       0
CHESAPEAKE CORP		     CV 2.5% 05/37	165167BZ9 22116   17500000  PRN		      SOLE		  17500000   0	     0
CITIGROUP	     	     COM		172967101 1157	  54000     SH		      SOLE		  54000      0       0
CITIGROUP	     	     COM 		172967101 471	  200000    SH	     PUT      SOLE		  0	     0	200000
COUNTRYWIDE FINANCIAL INC    FRN 05/37	 	222372AP9 8194	  9500000   PRN		      SOLE		  9500000    0	     0
DYNEGY INC		     COM		26817G102 480     60800     SH		      SOLE 		  60800      0       0
DYNEGY INC		     COM		26817G102 263     100000    SH	     PUT      SOLE 		  0          0  100000
FORD MOTOR INC		     CV 4.25% 12/36     345370CF5 21300   25000000  PRN		      SOLE		  25000000   0       0
FANNIE MAE     	     	     COM 		313586109 1610	  200000    SH	     PUT      SOLE		  0	     0	200000
LIBERTY MEDIA		     CV 3.75% 2/30	530715AL5 5225	  10000000  PRN		      SOLE		  10000000   0 	     0
LEAR CORP		     COM		521865105 518     20000     SH		      SOLE                20000      0       0
LEAR CORP		     COM                521865105 2250    150000    SH       PUT      SOLE                0	     0  150000
MERRILL LYNCH & CO	     COM		590188108 3051    74900     SH		      SOLE		  74900      0       0
MERRILL LYNCH & CO	     COM		590188108 2178    100000    SH	     PUT      SOLE		  0          0  100000
MIRANT CORP NEW		     COM		60467R100 13550	  1000000   SH	     PUT      SOLE		  0	     0 1000000
MIRANT CORP NEW 	     WARRANT EXP 1/11   60467R126 912     53900     SH                SOLE                53900      0       0
MIRANT CORP NEW		     WARRANT EXP 1/11   60467R118 18247   1147600   SH                SOLE                1147600    0       0
OMNICOM GROUP INC      	     CV 0% 2/31	  	681919AK2 9933    10000000  PRN  	      SOLE		  10000000   0       0
RELIANT ENERGY INC	     COM		75952B105 1634    69100	    SH		      SOLE		  69100	     0       0
RELIANT ENERGY INC	     COM		75952B105 755     100000    SH	     PUT      SOLE		  0	     0  100000
STARWOOD HOTELS & RESORTS    COM		85590A401 11178	  216000    SH		      SOLE                216000     0       0
STARWOOD HOTELS & RESORTS    COM		85590A401 2460    200000    SH	     PUT      SOLE                0          0  200000
STARWOOD HOTELS & RESORTS    COM		85590A401 2855    100000    SH	     PUT      SOLE                0          0  100000
SUNTRUST BANKS INC	     COM		867914103 3270    59300     SH		      SOLE		  59300	     0       0
SUNTRUST BANKS INC	     COM		867914103 1510    100000    SH 	     PUT      SOLE		  0	     0  100000
SYBASE INC		     CV 1.75% 02/25	871130AB6 5864    5000000   PRN		      SOLE		  5000000    0       0
TRANSOCEAN INC		     COM		G90073100 2488    18400	    SH		      SOLE		  18400	     0	     0
WCI COMMUNITIES INC	     CV 4% 8/23      	92923CAK0 680     10000000  PRN    	      SOLE 		  10000000   0       0
WELLS FARGO	     	     COM		949746101 2503	  86000     SH		      SOLE		  86000      0       0
WELLS FARGO	     	     COM 		949746101 1020	  200000    SH	     PUT      SOLE		  0	     0	200000


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